Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($) (2)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (3)(4)	Average Compensation Actually Paid to Non-PEO NEOs ($) (4)(5)	Value of Initial Fixed $100 Investment Based On:		Net Income (thousands) ($) (8)	Adjusted EBITDA (thousands) ($) (9)
					Total Stockholder Return ($) (6)	Peer Group Total Stockholder Return ($) (7)
2022	4,796,029	220,818	1,661,147	(376,571)	49.08	76.70	234,118	911,851
2021	4,327,815	2,733,449	2,093,808	1,547,359	119.69	119.95	291,824	839,325
2020	3,731,808	11,382,225	1,643,452	4,719,828	150.30	125.71	304,391	674,139

Named Executive Officers, Footnote [Text Block]

(1)
This table and the following discussion include figures for the “compensation actually paid” to Julia M. Laulis, our principal executive officer during the years presented (“PEO”), and our other NEOs, as calculated and presented in accordance with Item 402(v) of Regulation S-K. These calculated amounts incorporate the impact of changes in the price of our common stock on the value of unvested and unexercised equity awards, among other things, and do not necessarily reflect amounts of compensation earned by or paid to our PEO and other NEOs for the periods presented.

(4)	Our non-PEO NEOs for 2022 were Michael E. Bowker (COO); Steven S. Cochran (CFO until July 1, 2022); Todd M. Koetje (Senior Vice President, Business Development & Finance until July 1, 2022 and CFO thereafter); Kenneth E. Johnson (Chief Technology and Digital Officer, effective January 1, 2023, Senior Vice President, Technology Services during 2022); and Eric M. Lardy (Senior Vice President, Operations and Integration). Our non-PEO NEOs for 2021 were Michael E. Bowker (COO); Steven S. Cochran (CFO); Megan M. Detz (Senior Vice President, Human Resources); and Todd M. Koetje (Senior Vice President, Business Development & Finance). Our non-PEO NEOs for 2020 were Michael E. Bowker (COO); Steven S. Cochran (Senior Vice President and CFO); James A. Obermeyer (Senior Vice President, Marketing and Sales); and Peter N. Witty (Senior Vice President, General Counsel and Secretary).

Peer Group Issuers, Footnote [Text Block]

(7)	The figures in this column reflect the cumulative total stockholder return of the common stock of a specified peer group of companies (our “Peer Group”) for the periods presented assuming a hypothetical $100 investment on December 31, 2019 and that dividends, if any, were reinvested. The Peer Group consists of the following publicly traded data, video and voice services companies: Altice USA, Inc.; Charter Communications, Inc.; Comcast Corporation; and WideOpenWest, Inc. The stock price performance reflected in these figures is based on historical results and is not necessarily indicative of future stock price performance.

PEO Total Compensation Amount	$ 4,796,029	$ 4,327,815	$ 3,731,808
PEO Actually Paid Compensation Amount	$ 220,818	2,733,449	11,382,225
Adjustment To PEO Compensation, Footnote [Text Block]

(2)	In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to our PEO’s total compensation for each year to determine the “compensation actually paid”:

Year	Reported Summary Compensation Table Total for PEO ($)	Less: Reported Value of Equity Awards ($) (a)	Equity Award Adjustments ($) (b)	Less: Reported Change in the Actuarial Present Value of Pension Benefits ($) (c)	Pension Benefit Adjustments ($)	Compensation Actually Paid to PEO ($)
2022	4,796,029	(3,030,759)	(1,544,452)	—	—	220,818
2021	4,327,815	(2,074,008)	483,206	(3,564)	—	2,733,449
2020	3,731,808	(1,500,037)	9,153,893	(3,438)	—	11,382,225
—–—–—

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values materially differ from those disclosed at the time of grant as a result of changes to the Black-Scholes model inputs used to value the SARs held by our PEO and Non-PEOs. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Applicable Year and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	2,046,260	(3,535,473)	—	(55,239)	—	—	(1,544,452)
2021	2,662,699	(2,179,493)	—	—	—	—	483,206
2020	3,646,669	5,315,517	—	191,707	—	—	9,153,893

(c)	The amounts included in this column are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.

Year	Service Cost ($)	Prior Service Cost ($)	Total Pension Benefit Adjustments ($)
2022	—	—	—
2021	—	—	—
2020	—	—	—

Non-PEO NEO Average Total Compensation Amount	$ 1,661,147	2,093,808	1,643,452
Non-PEO NEO Average Compensation Actually Paid Amount	$ (376,571)	1,547,359	4,719,828
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(5)	In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for the NEOs as a group (excluding our PEO) for each year to determine the average “compensation actually paid” to the NEOs as a group (excluding our PEO), using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Less: Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments ($) (a)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,661,147	(1,060,591)	(977,127)	(376,571)
2021	2,093,808	(1,388,439)	841,990	1,547,359
2020	1,643,452	(832,036)	3,908,412	4,719,828
—–—–—

(a)	The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Applicable Year and Unvested at Year End ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2022	707,008	(1,425,793)	—	(258,342)	—	—	(977,127)
2021	1,437,587	(544,617)	—	(50,980)	—	—	841,990
2020	1,788,918	2,040,134	—	79,360	—	—	3,908,412

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Executive Compensation Actually Paid and Cumulative Company and Peer Group TSR. The following chart presents the amount of compensation actually paid to Ms. Laulis and the average compensation actually paid to our NEOs as a group (excluding Ms. Laulis) as compared to the cumulative TSR of our common stock and peer group TSR over the three-year period of 2020 through 2022. The cumulative TSR of our common stock over the three-year period of 2020 through 2022 was (51)%, while the cumulative TSR of our peer group presented for this purpose was (23)% over the same period. For comparison, over the longer-term, five-year period of 2018 through 2022, the cumulative TSR of our common stock was 5%, while the cumulative TSR of our peer group for this purpose was (3)% over the same period.

Compensation Actually Paid vs. Net Income [Text Block]
Executive Compensation Actually Paid and Net Income. The following chart presents the amount of compensation actually paid to Ms. Laulis and the average compensation actually paid to our NEOs as a group (excluding Ms. Laulis) as compared to our net income over the three-year period of 2020 through 2022.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Executive Compensation Actually Paid and Adjusted EBITDA. The following chart presents the amount of compensation actually paid to Ms. Laulis and the average compensation actually paid to our NEOs as a group (excluding Ms. Laulis) as compared to our Adjusted EBITDA over the three-year period of 2020 through 2022.

Tabular List [Table Text Block]

■	Residential data revenues;

■	Business services revenues;

■	Adjusted EBITDA;

■	Adjusted EBITDA less capital expenditures; and

■	Adjusted capital expenditures as a percentage of Adjusted EBITDA.

Total Shareholder Return Amount	$ 49.08	119.69	150.3
Peer Group Total Shareholder Return Amount	76.7	119.95	125.71
Net Income (Loss)	$ 234,118,000	$ 291,824,000	$ 304,391,000
Company Selected Measure Amount	911,851,000	839,325,000	674,139,000
PEO Name	Julia M. Laulis
Additional 402(v) Disclosure [Text Block]

(3)	The figures in this column reflect the average of the amounts reported for the NEOs as a group (excluding our PEO, who has served as our CEO since 2017) in the “Total” column of the Summary Compensation Table in each applicable year.

(6)	The figures in this column reflect the cumulative total stockholder return (“TSR”) of our common stock for the periods presented assuming a hypothetical $100 investment from the beginning of the earliest year in the pay-versus-performance table through the end of each applicable year in the table and assuming that dividends, if any, were reinvested. The stock price performance reflected in these figures is based on historical results and is not necessarily indicative of future stock price performance.

(8)	The figures in this column reflect the amount of net income reported in our audited financial statements for the applicable year.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Residential data revenues;
Non-GAAP Measure Description [Text Block]

(9)
Adjusted EBITDA is our “Company-Selected Measure” for purposes of the SEC’s “pay versus performance” disclosure requirements pursuant to Item 402(v) of Regulation S-K. See Annex A of this Proxy Statement, entitled “Use of Non-GAAP Financial Measures” for the definition of Adjusted EBITDA and a reconciliation of Adjusted EBITDA to net income for both 2022 and 2021, which is the most directly comparable measure under GAAP.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Business services revenues;
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA;
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA less capital expenditures; and
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted capital expenditures as a percentage of Adjusted EBITDA.
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 3,030,759	$ 2,074,008	$ 1,500,037
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,544,452	483,206	9,153,893
PEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	3,564	3,438
PEO [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	2,046,260	2,662,699	3,646,669
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	3,535,473	2,179,493	5,315,517
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	55,239	0	191,707
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Pension Adjustments, Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,060,591)	(1,388,439)	(832,036)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(977,127)	841,990	3,908,412
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	707,008	1,437,587	1,788,918
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(1,425,793)	(544,617)	2,040,134
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(258,342)	(50,980)	79,360
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 0	$ 0	$ 0